Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 303	$ 150	$ 98
Prepaid software licenses and maintenance	299	238	126
Prepaid research and development expenses	3,668	2,985	1,715
Prepaid rent and related security deposits		168	104
Other prepaid expenses	303	266
Other prepaid expenses		98	88
Total prepaid expenses and other current assets	4,573	3,639	2,131
Less long-term portion	2,353	2,134	1,525
Total prepaid expenses and other assets, current	$ 2,220	$ 1,505	$ 606